Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Derivative Assets, at Fair Value	$ 0.2
Derivative, Loss on Derivative	$ 0.2	$ 0.1